QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	August 31, 2018

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors (“the Board,” or the ”Directors”) of Virtus Total Return Fund Inc. (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a quarterly distribution rate of $0.361 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at: https://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Virtus Total Return Fund Inc. Shareholder:

Enclosed is the quarterly report for the Virtus Total Return Fund Inc. (ZF) for the period ended August 31, 2018.

For the three months ended August 31, 2018, the fund’s net NAV increased 2.80%, including $0.3610 in reinvested distributions, and its market price increased 0.61%. The options overlay strategy contributed 1.29% to the fund’s NAV return during the period.

During the same period, the fund’s composite benchmark, consisting of 60% FTSE Developed Core Infrastructure 50/50 Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, increased 1.83%, including reinvested dividends. Performance of the composite’s underlying indices over this period included a loss of 0.28% for the equity index and a gain of 0.02% for the fixed income index.

We announced in October that Rampart Investment Management has been appointed a subadviser to manage the fund’s options overlay strategy and that Rampart’s Chief Investment Officer, Warun Kumar, was added as a portfolio manager to the fund. Mr. Kumar previously managed the strategy through Newfleet Asset Management. Additional information is contained in the press release located on the fund’s web page at www.virtus.com.

On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer, and Trustee

Virtus Total Return Fund Inc.

October 2018

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market value that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to the risk of loss of principal; shares may decrease in value.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

Portfolio Holdings Summary Weightings

The following table presents the portfolio holdings within certain sectors as a percentage of total investments net of written options at August 31, 2018.
Common Stocks		61%
Utilities	27%
Industrials	17
Energy	11
All other Common Stocks	6
Corporate Bonds and Notes		18%
Financials	4
Energy	4
All other Corporate Bonds and Notes	10
Leveraged Loans		6
Mortgage-Backed Securities		5
Foreign Government Securities		4
Other		6

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.7%
U.S. Treasury Note
1.875%, 2/28/22	$2,180	$2,118
2.375%, 1/31/23	1,970	1,940
2.000%, 2/15/25	965	919
2.250%, 8/15/27(15)	1,500	1,428
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,402)		6,405
FOREIGN GOVERNMENT SECURITIES—4.8%
Argentine Republic Series NY 8.280%, 12/31/33	967	808
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)(7)	610	156
RegS, 7.650%, 4/21/25(4)(7)	830	203
9.375%, 1/13/34(7)	225	60

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Dominican Republic
144A, 6.875%, 1/29/26(3)	$165		$177
144A, 6.000%, 7/19/28(3)	455		463
Federal Republic of Nigeria
12.500%, 1/22/26	120,000	NGN	294
144A, 6.500%, 11/28/27(3)	310		288
Federative Republic of Brazil
12.500%, 1/5/22	1,500	BRL	409
Notas do Tesouro Nacional Series F, 10.000%, 1/1/25	450	BRL	104
Kingdom of Bahrain 144A, 7.000%, 10/12/28(3)	580		542
Kingdom of Jordan 144A, 5.750%, 1/31/27(3)	265		247

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Kingdom of Morocco 144A, 5.500%, 12/11/42(3)(15)	$600		$636
Provincia de Buenos Aires 144A, 7.875%, 6/15/27(3)	275		199
Republic of Angola 144A, 9.375%, 5/8/48(3)	200		201
Republic of Chile 5.500%, 8/5/20	240,500	CLP	364
Republic of Colombia 4.375%, 3/21/23	1,106,000	COP	343
Republic of Costa Rica 144A, 7.000%, 4/4/44(3)	440		419
Republic of Ecuador 144A, 8.875%, 10/23/27(3)	200		182
Republic of Indonesia
FR70, 8.375%, 3/15/24	7,065,000	IDR	484
144A, 8.500%, 10/12/35(3)	495		690
Republic of Philippines 9.500%, 2/2/30	420		621
Republic of South Africa
Series 2023, 7.750%, 2/28/23	4,500	ZAR	299
5.650%, 9/27/47	390		348
Republic of Turkey 4.875%, 10/9/26	615		480
Russian Federation Series 6216 6.700%, 5/15/19	29,440	RUB	435
Sultanate of Oman 144A, 5.375%, 3/8/27(3)(15)	625		595
Ukraine
144A, 7.750%, 9/1/23(3)	195		189
144A, 7.750%, 9/1/26(3)	835		768
United Mexican States
Series M, 6.500%, 6/9/22	5,044	MXN	252
4.150%, 3/28/27	265		261
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $13,437)			11,517

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—6.7%
Agency—0.4%
Federal National Mortgage Association
Pool #MA3088, 4.000%, 8/1/47	$488	$497
Pool #MA3121, 4.000%, 9/1/47	534	544

		1,041

Non-Agency—6.3%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	390	405
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340	355
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	169	168
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (3 month LIBOR + 5.850%) 3.329%, 6/25/33(2)	109	108
AMSR Trust
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.310%, 11/17/33(2)(3)	245	245
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.460%, 11/17/33(2)(3)	385	387
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	126	126
Aventura Mall Trust 2013-AVM, C 144A, 3.867%, 12/5/32(2)(3)	215	218
Banc of America Funding Trust
2004-D, 5A1, 3.643%, 1/25/35(2)	83	78
2005-1, 1A1, 5.500%, 2/25/35	10	10

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	$97	$100
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	400	407
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	310	313
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	245	247
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A, 2.228%, 9/10/31(3)	440	440
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	78	78
Cold Storage Trust 2017-ICE3, A 144A, (1 month LIBOR + 1.000%) 3.063%, 4/15/36(2)(3)	665	667
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 4.213%, 12/17/33(2)(3)	505	507
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	45	45
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	34	31
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.914%, 1/25/34(2)	112	116

	PAR VALUE	VALUE
Non-Agency (continued)
Deephaven Residential Mortgage Trust 2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	$40	$39
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.495%, 12/15/34(2)(3)	140	140
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	181	179
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	226	222
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	33	33
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	123	123
Home Equity Mortgage Trust 2005-2, M7, (3 month LIBOR + 1.680%) 3.745%, 7/25/35(2)	80	79
Homeward Opportunities Fund I Trust 2018-1, A1 144A, 3.766%, 6/25/48(2)(3)	376	376
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.239%, 6/25/34(2)	266	271
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 2.988%, 10/25/29(2)(3)	137	129
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	311	307
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	336	331
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	190	182
2017-5, A1 144A, 3.172%, 10/26/48(2)(3)	441	436
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	88	86

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	$59	$61
Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.983%, 8/15/34(2)(3)	660	660
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	115	115
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	160	161
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	597	612
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	170	172
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(3)	360	354
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	355	355
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	90	89
Progress Residential Trust
2017-SFR1, B 144A, 3.017%, 8/17/34(3)	150	146
2018-SFR2, B 144A, 3.841%, 8/17/35(3)	125	125
RCO Mortgage LLC 2017-1, A1 144A, 3.375%, 8/25/22(3)	313	311
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	49	50
Residential Asset Mortgage Products Trust 2004-SL4, A3 6.500%, 7/25/32	48	48

	PAR VALUE	VALUE
Non-Agency (continued)
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	$107	$110
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	220	218
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	300	300
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	160	159
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	185	184
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	150	141
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,065	1,034
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(3)	635	626
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	105	102
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A, 3.250%, 6/25/47(3)	132	131
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A, 3.000%, 10/25/47(3)	62	61
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(3)	618	615
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	185	181

		15,105
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $16,342)		16,146

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—2.9%
Automobiles—1.3%
ACC Trust 2018-1, B 144A, 4.820%, 5/20/21(3)	$255	$255
Capital Auto Receivables Asset Trust 2017-1, D 144A, 3.150%, 2/20/25(3)	380	377
CarNow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	175	176
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A, 3.510%, 9/15/23(3)	385	382
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	185	186
2016-3A, B 144A, 2.840%, 8/16/21(3)	440	440
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	415	422
2014-1, E 144A, 5.710%, 8/16/21(3)	150	151
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	455	452
2017-1A, C 144A, 3.500%, 7/15/22(3)	455	453

		3,294

Other—1.6%
Aqua Finance Trust 2017-A, A 144A, 3.720%, 11/15/35(3)	366	359
CLUB Credit Trust 2017-P1, B 144A, 3.560%, 9/15/23(3)	305	304
Conn’s Receivables Funding LLC 2017-B, B 144A, 4.520%, 4/15/21(3)	380	383
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	377	371
Drug Royalty III LP 1 2016-1A, A 144A, 3.979%, 4/15/27(3)	248	248

	PAR VALUE	VALUE
Other (continued)
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	$414	$407
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(3)	260	261
Oportun Funding VIII LLC 2018-A, A 144A, 3.610%, 3/8/24(3)	315	314
Prosper Marketplace Issuance Trust 2018-1A, A 144A, 3.110%, 6/17/24(3)	235	235
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	439	439
Upstart Securitization Trust 2018-1, B 144A, 3.887%, 8/20/25(3)	260	259
VSE VOI Mortgage LLC 2016-A, A 144A, 2.540%, 7/20/33(3)	231	225

		3,805
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,115)		7,099
CORPORATE BONDS AND NOTES—24.6%
Consumer Discretionary—3.7%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	15	15
Beazer Homes USA, Inc.
6.750%, 3/15/25	210	196
5.875%, 10/15/27	155	132
Boyd Gaming Corp. 6.000%, 8/15/26	75	76
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(3)	175	167
Cequel Communications Holdings I LLC 144A, 7.500%, 4/1/28(3)	255	266
Charter Communications Operating LLC
4.500%, 2/1/24	195	197
4.908%, 7/23/25(15)	385	393

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	$320	$321
CSC Holdings LLC 5.250%, 6/1/24	335	325
Discovery Communications LLC 3.950%, 3/20/28	365	347
DISH DBS Corp.
5.875%, 7/15/22	195	187
7.750%, 7/1/26	190	171
Dollar Tree, Inc. 4.000%, 5/15/25	185	183
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(3)	110	110
frontdoor, Inc. 144A, 6.750%, 8/15/26(3)	225	230
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	265	281
GLP Capital LP 5.250%, 6/1/25	225	234
Graham Holdings Co. 144A, 5.750%, 6/1/26(3)	340	348
Hilton Domestic Operating Co., Inc. 144A, 5.125%, 5/1/26(3)	275	275
iHeartCommunications, Inc. 9.000%, 12/15/19(7)	115	85
Lear Corp. 3.800%, 9/15/27	400	377
Lennar Corp. 4.750%, 11/29/27	275	262
M/I Homes, Inc. 5.625%, 8/1/25	255	239
Marriott Ownership Resorts, Inc. 144A, 6.500%, 9/15/26(3)	245	250
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(3)	260	229
MDC Holdings, Inc. 5.500%, 1/15/24	125	124

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Meredith Corp. 144A, 6.875%, 2/1/26(3)	$185	$187
MGM Resorts International 5.750%, 6/15/25	310	312
Neiman Marcus Group Ltd. 144A, 8.000%, 10/15/21(3)	165	112
QVC, Inc. 5.125%, 7/2/22(15)	365	372
Scientific Games International, Inc. 6.625%, 5/15/21	320	317
Tenneco, Inc. 5.000%, 7/15/26	340	302
Viking Cruises Ltd. 144A, 5.875%, 9/15/27(3)	315	310
Vista Outdoor, Inc. 5.875%, 10/1/23	315	309
Weekley Homes LLC 6.625%, 8/15/25	325	307
William Lyon Homes, Inc. 144A, 6.000%, 9/1/23(3)	345	333

		8,881

Consumer Staples—0.7%
Albertsons’s Cos., LLC 5.750%, 3/15/25	85	77
Bacardi Ltd. 144A, 4.700%, 5/15/28(3)	310	309
BAT Capital Corp. 144A, 3.557%, 8/15/27(3)	178	167
CVS Health Corp. 4.300%, 3/25/28	370	367
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(3)	285	261
Safeway, Inc. 7.250%, 2/1/31	220	209
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(3)	295	288
Tops Holding LLC 144A, 8.000%, 6/15/22(3)(7)	245	142

		1,820

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy—5.0%
Alta Mesa Holdings LP 7.875%, 12/15/24	$210	$206
American Midstream Partners LP 144A, 9.250%, 12/15/21(3)	195	193
Anadarko Finance Co. Series B 7.500%, 5/1/31	165	207
Blue Racer Midstream LLC 144A, 6.625%, 7/15/26(3)	335	338
Bristow Group, Inc. 144A, 8.750%, 3/1/23(3)	115	110
Callon Petroleum Co. 6.125%, 10/1/24	278	284
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	360	398
Chesapeake Energy Corp. 8.000%, 6/15/27	320	324
Citgo Holding, Inc. 144A, 10.750%, 2/15/20(3)	235	251
Continental Resources, Inc. 4.500%, 4/15/23	185	189
Denbury Resources, Inc. 144A, 9.250%, 3/31/22(3)	224	239
144A, 7.500%, 2/15/24(3)	125	127
Ecopetrol S.A. 5.375%, 6/26/26(15)	410	423
Encana Corp. 8.125%, 9/15/30(15)	220	284
Energy Transfer Equity LP 5.875%, 1/15/24	400	425
Energy Transfer Partners LP 5.000%, 10/1/22	120	124
EP Energy LLC 6.375%, 6/15/23	95	60
144A, 9.375%, 5/1/24(3)	105	83
144A, 8.000%, 11/29/24(3)	235	236
Geopark Ltd. 144A, 6.500%, 9/21/24(3)	380	379
HollyFrontier Corp. 5.875%, 4/1/26(15)	415	447
Jagged Peak Energy LLC 144A, 5.875%, 5/1/26(3)	310	305

	PAR VALUE	VALUE
Energy (continued)
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(3)	$425	$423
Kinder Morgan, Inc. 7.750%, 1/15/32(15)	500	620
Lukoil International Finance BV 144A, 4.563%, 4/24/23(3)	225	221
MPLX LP 4.000%, 3/15/28	156	151
Nabors Industries, Inc. 5.500%, 1/15/23	240	239
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 6.720% interest, 1.000% capitalization 144A, 7.720%, 12/1/26(3)(18)	166	45
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000%(3)(16)(17)	26	—	(9)
Petrobras Global Finance BV 7.375%, 1/17/27	670	664
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(7)	665	126
Petroleos Mexicanos 4.875%, 1/24/22(15)	330	332
6.500%, 6/2/41(15)	330	302
Range Resources Corp. 4.875%, 5/15/25	395	378
Rosneft Oil Co. 144A, 4.199%, 3/6/22(3)(6)	440	427
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(3)	105	102
Seven Generations Energy Ltd. 144A, 5.375%, 9/30/25(3)	335	325
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	345	364
Sunoco LP 144A, 5.500%, 2/15/26(3)	105	101
144A, 5.875%, 3/15/28(3)	90	86

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Targa Resources Partners LP 144A, 5.875%, 4/15/26(3)	$285	$292
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	170	183
6.800%, 3/15/38	130	107
USA Compression Partners LP 144A, 6.875%, 4/1/26(3)	255	263
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(3)	270	261
Weatherford International Ltd. 9.875%, 2/15/24	115	109
YPF S.A. 144A, 6.950%, 7/21/27(3)	385	315

		12,068

Financials—5.3%
Acrisure LLC 144A, 7.000%, 11/15/25(3)	370	355
AerCap Ireland Capital DAC 3.650%, 7/21/27	380	352
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)(15)	394	411
Ares Capital Corp. 3.500%, 2/10/23	155	149
Athene Holding Ltd. 4.125%, 1/12/28(15)	375	352
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)(15)	400	396
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	305	281
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 6.500%, 3/10/21(3)(15)	350	366
144A, 5.125%, 1/18/33(3)	360	329
Banco de Bogota S.A. 144A, 6.250%, 5/12/26(3)(15)	505	525

	PAR VALUE	VALUE
Financials (continued)
Bancolombia S.A. 5.125%, 9/11/22	$360	$368
Bank of Montreal 3.803%, 12/15/32	210	197
Brighthouse Financial, Inc. 3.700%, 6/22/27(15)	425	379
BrightSphere Investment Group plc 4.800%, 7/27/26(15)	315	307
Capital One Financial Corp. 3.750%, 7/28/26(15)	460	432
Discover Bank 4.682%, 8/9/28	350	350
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)(15)	350	352
E*TRADE Financial Corp. 4.500%, 6/20/28	400	404
Fairfax Financial Holdings Ltd. 144A, 4.850%, 4/17/28(3)	360	360
FS Investment Corp. 4.750%, 5/15/22(15)	310	309
Goldman Sachs Group, Inc. (The), (3 month LIBOR + 1.170%) 3.484%, 5/15/26(2)	315	313
Grupo de Inversiones Suramericana S.A. 144A, 5.500%, 4/29/26(3)(15)	475	491
Guanay Finance Ltd. 144A, 6.000%, 12/15/20(3)	280	280
ICAHN Enterprises LP 6.375%, 12/15/25	390	395
Jefferies Financial Group, Inc. 5.500%, 10/18/23	220	229
Jefferies Group LLC 4.850%, 1/15/27	50	50
Kazakhstan Temir Zholy Finance BV 144A, 6.950%, 7/10/42(3)(15)	335	367

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Lincoln National Corp., (3 month LIBOR + 2.040%) 4.388%, 4/20/67(2)(5)(15)	$130	$120
Navient Corp. 6.750%, 6/25/25	205	204
Prudential Financial, Inc. 5.875%, 9/15/42(15)	275	293
Santander Holdings USA, Inc. 4.400%, 7/13/27	375	365
Springleaf Finance Corp. 6.875%, 3/15/25	125	125
7.125%, 3/15/26	105	104
Synchrony Financial 3.950%, 12/1/27	655	597
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)(15)	160	160
Tempo Acquisition LLC 144A, 6.750%, 6/1/25(3)	335	326
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(3)	305	224
Voya Financial, Inc. 5.650%, 5/15/53(15)	285	285
Wells Fargo & Co. Series S 5.900%(15)(17)	900	913

		12,815

Health Care—2.0%
Anthem, Inc. 3.650%, 12/1/27	99	94
Avantor, Inc. 144A, 6.000%, 10/1/24(3)	150	152
144A, 9.000%, 10/1/25(3)	250	258
Bausch Health Cos., Inc. 144A, 7.500%, 7/15/21(3)	70	71
144A, 5.625%, 12/1/21(3)	65	64
144A, 6.500%, 3/15/22(3)	30	31
144A, 7.000%, 3/15/24(3)	20	21
144A, 5.500%, 11/1/25(3)	125	125
144A, 9.250%, 4/1/26(3)	90	96

	PAR VALUE	VALUE
Health Care (continued)
Bayer US Finance II LLC 144A, (3 month LIBOR + 1.010%) 3.345%, 12/15/23(2)(3)	$200	$202
144A, 3.875%, 12/15/23(3)	265	265
Becton Dickinson & Co. 3.700%, 6/6/27	400	383
Centene Corp. 144A, 5.375%, 6/1/26(3)	90	93
Concordia International Corp. 144A, 9.000%, 4/1/22(3)	120	109
DJO Finco, Inc. 144A, 8.125%, 6/15/21(3)	130	134
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A, 7.625%, 5/15/22(3)(12)	170	172
Endo Dac 144A, 6.000%, 7/15/23(3)(15)	320	275
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(3)	95	102
HCA, Inc. 5.375%, 2/1/25	205	207
HLF Financing S.a.r.l. LLC 144A, 7.250%, 8/15/26(3)	310	314
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(3)	120	124
Mylan NV 3.950%, 6/15/26	335	318
Ortho-Clinical Diagnostics, Inc. 144A, 6.625%, 5/15/22(3)	145	142
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(3)	245	255
144A, 6.750%, 7/1/25(3)	40	39
Tenet Healthcare Corp. 8.125%, 4/1/22	110	116
7.000%, 8/1/25	195	195
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	200	166
6.750%, 3/1/28	200	209

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(3)	$185	$181

		4,913

Industrials—1.8%
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)	390	376
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	240	242
British Airways Pass-Through-Trust 2013-1, B 144A, 5.625%, 6/20/20(3)(15)	27	27
CNH Industrial N.V. 4.500%, 8/15/23	318	325
3.850%, 11/15/27	200	192
DP World Ltd. 144A, 6.850%, 7/2/37(3)	310	364
Hulk Finance Corp. 144A, 7.000%, 6/1/26(3)	280	269
Latam Finance Ltd. 144A, 6.875%, 4/11/24(3)	370	361
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(3)	30	32
Oshkosh Corp. 4.600%, 5/15/28	413	414
Pitney Bowes, Inc. 4.375%, 5/15/22	433	395
Titan Acquisition Ltd. 144A, 7.750%, 4/15/26(3)	180	155
Topaz Marine S.A. 144A, 9.125%, 7/26/22(3)	240	243
TransDigm, Inc. 6.500%, 7/15/24	210	213
6.500%, 5/15/25	130	132
US Airways 2012-1 Class B Pass-Through Trust 8.000%, 10/1/19	290	303
Wrangler Buyer Corp. 144A, 6.000%, 10/1/25(3)	275	265

		4,308

	PAR VALUE	VALUE
Information Technology—1.1%
Banff Merger Sub, Inc. 144A, 9.750%, 9/1/26(3)	$35	$35
Broadcom Corp. 3.125%, 1/15/25	405	375
CDK Global, Inc. 5.875%, 6/15/26	310	318
Citrix Systems, Inc. 4.500%, 12/1/27(15)	365	355
Dell International LLC 144A, 5.450%, 6/15/23(3)	55	58
144A, 8.100%, 7/15/36(3)	110	130
Everi Payments, Inc. 144A, 7.500%, 12/15/25(3)	85	87
Jabil, Inc. 3.950%, 1/12/28(15)	375	358
Rackspace Hosting, Inc. 144A, 8.625%, 11/15/24(3)	115	113
Radiate Holdco LLC 144A, 6.875%, 2/15/23(3)	50	48
144A, 6.625%, 2/15/25(3)	310	290
ViaSat, Inc. 144A, 5.625%, 9/15/25(3)	150	141
VMware, Inc. 3.900%, 8/21/27	257	243

		2,551

Materials—2.3%
AK Steel Corp. 7.500%, 7/15/23	60	63
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(3)	400	408
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)(15)	475	438
ArcelorMittal 6.125%, 6/1/25	325	354
BHP Billiton Finance USA Ltd. 144A, 6.750%, 10/19/75(3)(5)(15)	400	439
Equate Petrochemical BV 144A, 4.250%, 11/3/26(3)	315	310
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	421	387

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	$190	$186
Hexion, Inc. 6.625%, 4/15/20	200	189
INEOS Group Holdings S.A. 144A, 5.625%, 8/1/24(3)	300	296
James Hardie International Finance DAC 144A, 5.000%, 1/15/28(3)(15)	375	352
Kraton Polymers LLC 144A, 7.000%, 4/15/25(3)	190	196
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)(15)	125	122
144A, 5.000%, 5/1/25(3)(15)	185	179
Platform Specialty Products Corp. 144A, 5.875%, 12/1/25(3)	315	313
PQ Corp. 144A, 5.750%, 12/15/25(3)	110	108
Rusal Capital Designated Activity Co. 144A, 5.125%, 2/2/22(3)	315	198
Syngenta Finance N.V. 144A, 4.441%, 4/24/23(3)	200	201
144A, 4.892%, 4/24/25(3)	200	199
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	75	82
Trident Merger Sub, Inc. 144A, 6.625%, 11/1/25(3)	190	180
United States Steel Corp. 6.250%, 3/15/26	285	284

		5,484

Real Estate—0.8%
EPR Properties 4.750%, 12/15/26	175	173
4.500%, 6/1/27	200	193
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	181

	PAR VALUE		VALUE
Real Estate (continued)
Hospitality Properties Trust 4.950%, 2/15/27	$80		$79
4.375%, 2/15/30	215		200
LifeStorage LP 3.875%, 12/15/27	150		143
MPT Operating Partnership LP 5.500%, 5/1/24	250		253
5.000%, 10/15/27	150		147
Physicians Realty LP 4.300%, 3/15/27	265		258
Select Income REIT 4.500%, 2/1/25(15)	345		335
Welltower, Inc. 4.250%, 4/15/28	90		90

			2,052

Telecommunication Services—1.5%
Altice Luxembourg S.A. 144A, 7.625%, 2/15/25(3)	200		185
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	95
AT&T, Inc. (3 month LIBOR + 1.180%) 3.204%, 6/12/24(2)	125		125
5.250%, 3/1/37	50		50
4.800%, 6/15/44(15)	185		168
CenturyLink, Inc. Series Y 7.500%, 4/1/24	190		203
Cincinnati Bell, Inc. 144A, 7.000%, 7/15/24(3)	345		304
Digicel Group Ltd. 144A, 8.250%, 9/30/20(3)	300		226
Frontier Communications Corp. 8.500%, 4/15/20	115		116
7.625%, 4/15/24	365		230
144A, 8.500%, 4/1/26(3)	100		94
Sprint Corp. 7.875%, 9/15/23	100		108
7.625%, 3/1/26	110		115
Sprint Spectrum Co. LLC 144A, 5.152%, 3/20/28(3)(15)	385		385
T-Mobile USA, Inc. 4.500%, 2/1/26	320		305

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services (continued)
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(3)	$400	$374
West Corp. 144A, 8.500%, 10/15/25(3)	115	105
Windstream Services LLC 144A, 10.500%, 6/30/24(3)	140	112
144A, 8.625%, 10/31/25(3)	235	219

		3,519

Utilities—0.4%
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(3)	200	189
Ferrellgas Partners LP 8.625%, 6/15/20	50	49
Perusahaan Listrik Negara PT 144A, 4.125%, 5/15/27(3)	390	368
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	280	262
Texas Competitive Electric Holdings Co. 144A, 11.500%, 10/1/20(3)(10)	125	—	(9)
Vistra Operations Co., LLC 144A, 5.500%, 9/1/26(3)	40	41

		909
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $61,246)		59,320
LEVERAGED LOANS(2)—7.9%
Aerospace—0.2%
TransDigm, Inc.
Tranche F, (1 month LIBOR + 2.500%) 4.576%, 6/9/23	380	379
Tranche E, (1 month LIBOR + 2.500%) 4.576%, 5/30/25	55	55

		434

	PAR VALUE	VALUE
Chemicals—0.2%
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.834%, 2/14/24	$149	$149
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.326%, 8/25/23	336	337

		486

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.080%, 9/29/24	263	262

Consumer Non-Durables—0.4%
American Greetings Corp., (1 month LIBOR + 4.500%) 6.576%, 4/6/24	190	190
Coty, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.333%, 4/7/25	20	19
Energizer Holdings, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 6/20/25(11)	65	65
Herbalife Nutrition Ltd. Tranche B, (1 month LIBOR + 3.250%) 5.326%, 8/18/25	55	55
Kronos Acquisition Intermediate, Inc., (1 month LIBOR + 4.000%) 6.065%, 5/15/23	128	127
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 7.063%, 6/30/24	149	150
Rodan & Fields LLC, (1 month LIBOR + 4.000%) 6.063%, 6/16/25	310	312

		918

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS (continued)
Energy—0.3%
California Resources Corp., (1 month LIBOR + 10.375%) 12.440%, 12/31/21	$95	$105
Chesapeake Energy Corp. Tranche A, (1 month LIBOR + 7.500%) 9.576%, 8/23/21	29	30
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.326%, 10/30/24	204	202
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.334%, 2/21/21	125	116
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.340%, 9/27/24	220	221

		674

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.500%) 8.576%, 8/4/25	381	392
Blackhawk Network Holdings, Inc. First Lien, (2 month LIBOR + 3.000%) 5.183%, 6/15/25	255	256
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 8.076%, 6/30/22	318	301
Franklin Square Holdings LP, (3 month LIBOR + 2.500%) 4.625%, 8/1/25	45	45
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.567%, 3/7/23	20	20

	PAR VALUE	VALUE
Financial (continued)
iStar, Inc., (1 month LIBOR + 2.750%) 4.829%, 6/28/23	$265	$265

		1,279

Food and Drug—0.1%
Albertson’s LLC Tranche B-4, (1 month LIBOR + 2.750%) 4.826%, 8/25/21	352	351

Food/Tobacco—0.1%
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.576%, 10/10/23	170	161
H-Food Holdings, LLC, (1 month LIBOR + 3.000%) 5.065%, 5/23/25	40	40
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	69	69

		270

Forest Prod/Containers—0.1%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.814%, 12/7/24	129	84
Berlin Packaging LLC First Lien, (1 month LIBOR + 3.000%) 5.170%, 11/7/25	125	125

		209

Gaming/Leisure—0.8%
Affinity Gaming, (1 month LIBOR + 3.250%) 5.326%, 7/1/23	291	290
Aristocrat Leisure Ltd. Tranche B-3, (2 month LIBOR + 1.750%) 4.098%, 10/19/24	502	501

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS (continued)
Gaming/Leisure (continued)
Everi Payments, Inc. Tranche B, (1 month LIBOR + 3.000%) 5.076%, 5/9/24	$109	$109
Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.473%, 12/1/23	110	110
Playa Resorts Holding B.V., (1 month LIBOR + 2.750%) 4.830%, 4/29/24	318	315
Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 4.826%, 8/14/24	65	65
Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 3.826%, 7/8/24	228	229
Stars Group Holdings B.V., (3 month LIBOR + 3.500%) 5.831%, 7/10/25	70	71
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.330%, 8/18/23	181	182

		1,872

Healthcare—0.3%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.465%, 1/16/23	32	30
AHP Health Partners, Inc., (1 month LIBOR + 4.500%) 6.576%, 6/30/25	190	191
Auris LuxCo Tranche B, First Lien, (3 month LIBOR + 3.750%) 0.000%, 7/24/25(11)	30	30

	PAR VALUE	VALUE
Healthcare (continued)
Bausch Health Cos., Inc., (1 month LIBOR + 3.000%) 5.081%, 6/2/25	$40	$40
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.000%) 5.209%, 6/7/23	70	70
Ortho-Clinical Diagnostics, Inc., (1 month LIBOR + 3.250%) 5.316%, 6/30/25	255	255
Verscend Holding Corp. Tranche B, (3 month LIBOR + 4.500%) 0.000%, 8/27/25(11)	130	131

		747

Housing—0.5%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.315%, 10/25/23	285	287
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.076%, 10/31/23	379	377
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 8.076%, 3/24/25	131	134
CPG International LLC, (3 month LIBOR + 3.750%) 6.251%, 5/5/24	223	224
GGP, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 5/7/25(11)	135	134

		1,156

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS (continued)
Information Technology—0.9%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.334%, 9/19/25	$40	$41
BMC Software Finance, Inc., (3 month LIBOR + 4.250%) 0.000%, 9/1/25(11)	320	320
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 6.080%, 11/14/24	132	132
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.252%, 11/1/23	374	375
Second Lien, (3 month LIBOR + 8.250%) 10.593%, 11/1/24	126	129
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.999%, 2/2/24	375	375
Renaissance Holding Corp. First Lien, (3 month LIBOR + 3.250%) 5.584%, 5/30/25	380	378
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.250%) 4.326%, 4/16/25	382	382
Tranche B-4, (1 month LIBOR + 2.250%) 4.326%, 4/16/25	149	149

		2,281

Manufacturing—0.4%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.000%) 5.076%, 8/18/24	232	233

	PAR VALUE	VALUE
Manufacturing (continued)
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.839%, 8/17/22	$492	$324
Deliver Buyer, Inc., (3 month LIBOR + 5.000%) 7.313%, 5/1/24	160	160
Filtration Group Corp., (1 month LIBOR + 3.000%) 5.076%, 3/29/25	274	275

		992

Media/Telecom – Cable/Wireless Video—0.2%
Altice US Finance I Corp. 2017 Refinancing, (1 month LIBOR + 2.250%) 4.326%, 7/28/25	190	189
Telenet Financing USD LLC, (1 month LIBOR + 2.250%) 4.313%, 8/15/26	190	188

		377

Media/Telecom – Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.576%, 2/28/25	339	338

Media/Telecom – Telecommunications—0.6%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.826%, 1/31/25	419	413
Securus Technologies Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 11/1/24(11)	52	52
First Lien, (1 month LIBOR + 4.500%) 6.576%, 11/1/24	251	251
Second Lien, (1 month LIBOR + 8.250%) 10.326%, 11/1/25	175	175

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS (continued)
Media/Telecom – Telecommunications (continued)
TDC A/S, (3 month LIBOR + 3.500%) 0.000%, 6/4/25(11)	$105	$106
West Corp. Tranche B-1, (1 month LIBOR + 3.500%) 5.576%, 10/10/24	115	114
Tranche B, (1 month LIBOR + 4.000%) 6.076%, 10/10/24	213	211

		1,322

Metals/Minerals—0.3%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 7.080%, 3/18/24	219	220
Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.050%, 6/1/25	350	345
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.576%, 2/12/25	250	251

		816

Retail—0.1%
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.330%, 10/25/20	273	253

Service—1.2%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.326%, 7/23/21	193	182
Second Lien, (1 month LIBOR + 6.500%) 8.576%, 7/25/22	227	187

	PAR VALUE	VALUE
Service (continued)
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.576%, 6/30/24	$200	$198
Laureate Education, Inc., (1 month LIBOR + 3.500%) 5.576%, 4/26/24	200	200
NAB Holdings LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.334%, 7/1/24	383	382
One Call Corp. First Lien, (1 month LIBOR + 5.250%) 7.313%, 11/27/22	201	191
PI UK Holdco II Ltd. Tranche B-1, (1 month LIBOR + 3.500%) 5.576%, 1/3/25	389	387
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 6.076%, 11/8/24	356	360
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.944%, 2/28/22	430	431
SSH Group Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.590%, 7/30/25	170	172
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.830%, 2/1/23	188	188

		2,878

Transportation – Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.580%, 11/6/24	318	319

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LEVERAGED LOANS (continued)
Utility—0.4%
APLP Holdings LP, (1 month LIBOR + 3.000%) 5.076%, 4/13/23	$112		$112
Brookfield WEC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.826%, 8/1/25	225		226
Second Lien, (1 month LIBOR + 6.750%) 8.826%, 8/3/26	130		132
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 6.076%, 4/15/24	177		178
Vistra Operations Co., LLC (1 month LIBOR + 2.000%) 4.076%, 8/4/23	184		183
(1 month LIBOR + 2.000%) 4.068%, 12/31/25	95		95

			926
TOTAL LEVERAGED LOANS (Identified Cost $19,380)			19,160

	SHARES
PREFERRED STOCKS—1.3%
Financials—1.1%
Huntington Bancshares, Inc. Series E, 5.700%	335	(8)	334
JPMorgan Chase & Co. Series Z, 5.300%(15)	415	(8)	424
KeyCorp Series D, 5.000%	80	(8)	79
M&T Bank Corp. Series F, 5.125%(15)	375	(8)	373
MetLife, Inc. Series D, 5.875%	173	(8)	179
PNC Financial Services Group, Inc. (The) Series R, 4.850%(15)	305	(8)	305
PNC Financial Services Group, Inc. (The) Series S, 5.000%(15)	395	(8)	395

	SHARES		VALUE
Financials (continued)
Zions Bancorp 6.950%	17,485		$515

			2,604

Industrials—0.2%
General Electric Co. Series D, 5.000%(15)	657	(8)	647
TOTAL PREFERRED STOCKS (Identified Cost $3,247)			3,251
COMMON STOCKS—82.1%
Energy—14.8%
Antero Midstream GP LP	113,210		1,912
Cheniere Energy, Inc.(1)	56,335		3,771
Enbridge, Inc.	100,434		3,432
Frontera Energy Corp.(1)	1,636		23
Kinder Morgan, Inc.	276,956		4,902
ONEOK, Inc.	56,425		3,719
Pembina Pipeline Corp.	126,695		4,321
Targa Resources Corp.	42,310		2,330
TransCanada Corp.	150,538		6,413
Williams Cos., Inc. (The)	166,289		4,920

			35,743

Industrials—22.2%
Aena SME SA	40,649		7,196
Aeroports de Paris	8,960		1,969
Atlantia SpA	212,724		4,432
CSX Corp.	85,470		6,338
East Japan Railway Co.	34,820		3,151
Norfolk Southern Corp.	24,810		4,313
Sydney Airport	776,515		4,025
Transurban Group	1,303,570		11,302
Union Pacific Corp.	33,530		5,050
Vinci SA	61,355		5,880

			53,656

Real Estate—8.0%
American Tower Corp.	70,945		10,579
Crown Castle International Corp.	75,580		8,619

			19,198

Telecommunication Services—1.3%
Cellnex Telecom SA	123,285		3,165

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Utilities—35.8%
American Electric Power Co., Inc.	88,810	$6,370
American Water Works Co., Inc.	46,185	4,043
Atmos Energy Corp.	44,405	4,096
CMS Energy Corp.	68,530	3,374
Dominion Energy, Inc.	93,513	6,618
DTE Energy Co.	43,190	4,800
Emera, Inc.	85,215	2,696
Enel SpA	420,730	2,080
Engie SA	146,325	2,145
Evergy, Inc.	87,667	5,001
Fortis, Inc.	101,750	3,331
Iberdrola SA	379,038	2,826
National Grid plc	188,125	1,976
NextEra Energy, Inc.	72,320	12,302
NiSource, Inc.	114,235	3,092
Orsted A/S	50,870	3,216
Public Service Enterprise Group, Inc.	76,730	4,017
Sempra Energy	62,995	7,312
Spire, Inc.	29,065	2,167
Xcel Energy, Inc.	105,645	5,076

		86,538
TOTAL COMMON STOCKS (Identified Cost $186,861)		198,300
RIGHTS—0.0%
Vistra Energy Corp.(16)	2,084	1
TOTAL RIGHTS (Identified Cost $2)		1
TOTAL LONG-TERM INVESTMENTS—133.0%
(Identified Cost $314,032)		321,199	(13)
SHORT-TERM INVESTMENTS—1.8%
Purchased Options—0.1%
(See the open purchased options table on page 23 for the detailed information.)
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $510)		257

	SHARES	VALUE
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.840%)(14)	3,999,977	$4,000	(13)
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,510)		4,257
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—134.8%
(Identified Cost $318,542)		325,456
WRITTEN OPTIONS—(0.3)%
(See the open written options table on page 23 for the detailed information.)
TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $1,056)		(646)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.5%
(Identified Cost $317,486)		324,810
Other assets and liabilities, net—(34.5)%		(83,413)

NET ASSETS—100.0%		$241,397

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of August 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to a value of $54,440 or 22.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Amounts are less than $500 (not reported in 000s).
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(11)	This loan will settle after August 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	100% of the income received was in cash.
(13)	All or a portion of the portfolio segregated as collateral for borrowings.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	All or a portion of the security is segregated as collateral for written options.
(16)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(17)	No contractual maturity date.
(18)	87% of the income received was cash and 13% was PIK.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	67%
Canada	7
Australia	5
Spain	4
France	3
Italy	2
Denmark	1
Other	11
Total	100%

†	% of total investments net of written options as of August 31, 2018.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

Open Purchased Options contracts as of August 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	409	$122,700	$3,000	9/4/18	$2
S&P 500® Index	554	165,646	2,990	9/5/18	5
S&P 500® Index	132	39,534	2,995	9/7/18	3
S&P 500® Index	442	133,926	3,030	9/10/18	1
S&P 500® Index	603	182,709	3,030	9/12/18	2
S&P 500® Index	132	40,128	3,040	9/14/18	7

					20

Put Options
S&P 500® Index	409	110,430	2,700	9/4/18	9
S&P 500® Index	554	150,688	2,720	9/5/18	33
S&P 500® Index	132	36,168	2,740	9/7/18	12
S&P 500® Index	442	121,771	2,755	9/10/18	56
S&P 500® Index	603	166,428	2,760	9/12/18	94
S&P 500® Index	132	36,432	2,760	9/14/18	33

					237

Total Purchased Options					$257

Open Written Options contracts as of August 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	409	$120,042	$2,935	9/4/18	$(7)
S&P 500® Index	554	162,322	2,930	9/5/18	(57)
S&P 500® Index	132	38,874	2,945	9/7/18	(13)
S&P 500® Index	442	131,274	2,970	9/10/18	(24)
S&P 500® Index	603	179,393	2,975	9/12/18	(42)
S&P 500® Index	132	39,468	2,990	9/14/18	(9)

					(152)

Put Options
S&P 500® Index	409	113,089	2,765	9/4/18	(12)
S&P 500® Index	554	154,012	2,780	9/5/18	(25)
S&P 500® Index	132	36,828	2,790	9/7/18	(16)
S&P 500® Index	442	124,423	2,815	9/10/18	(134)
S&P 500® Index	603	169,745	2,815	9/12/18	(253)
S&P 500® Index	132	37,092	2,810	9/14/18	(54)

					(494)

Total Written Options					$(646)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at August 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,099	$—	$7,099	$—
Corporate Bonds and Notes	59,320	—	59,320	—	*
Foreign Government Securities	11,517	—	11,517	—
Leveraged Loans	19,160	—	19,160	—
Mortgage-Backed Securities	16,146	—	16,146	—
U.S. Government Securities	6,405	—	6,405	—
Equity Securities:
Common Stocks	198,300	186,998	11,302	—
Preferred Stocks	3,251	515	2,736	—
Rights	1	—	—	1
Money Market Mutual Fund	4,000	4,000	—	—
Purchased Options	257	160	97	—

Total Investments before Written Options	$325,456	$191,673	$133,782	$1

Liabilities:
Written Options	$(646)	$(646)	$—	$—

Total Investments Net of Written Options	$324,810	$191,027	$133,782	$1

* Amount is less than $500.

Securities held by the Fund with an end of period value of $7,176 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at August 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2018.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

FINANCIAL HIGHLIGHTS (Unaudited)

AUGUST 31, 2018

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2017		$289,580		$13.45
Net investment income (loss)*	$5,486		$0.25
Net realized and unrealized gain (loss) on investments	(30,355)		(1.41)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(23,314)		(1.08)

Net increase (decrease) in net assets/net asset value		(48,183)		(2.24)

End of period: August 31, 2018		$241,397		$11.21

*	Calculated based on average shares outstanding.
**

Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2018, we estimate that 20.2% of distributions will represent net investment income, 7.3% will represent long-term capital gains and 72.5% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2018 (Unaudited)

Note 1—Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements and, for derivatives, included in Note 2 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	When-issued Purchases and Forward Commitments (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

C.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged Loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2—Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated as collateral for outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

For the period ended August 31, 2018, the average daily premiums paid by the Fund for purchased options were $474, and the average daily premiums received by the Fund for written options were $973.

Note 3—Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2018, with an aggregate value of $1 representing 0.0% of the Fund’s net assets.

At August 31, 2018, the Fund did not hold any securities that were restricted.

Note 4—Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

Note 5—Regulatory Matters and Litigation

From time to time, the Fund, the Fund’s Adviser and/or subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 6—Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2018 (Unaudited)

fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 7—Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedule of Investments.

Effective October 15, 2018, Rampart Investment Management, an investment management affiliate of Virtus Investment Partners that specializes in options strategies, has been appointed as an additional investment subadviser to manage the existing options overlay strategy on the Fund. Warun Kumar, chief investment officer, Rampart, who previously managed the strategy through Newfleet Asset Management, has been added as a portfolio manager to the Fund.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.

REINVESTMENT PLAN

The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

VIRTUS TOTAL RETURN FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services1-866-270-7788

Websitewww.Virtus.com

This report is transmitted to the shareholders of Virtus Total Return Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus. com

or visit Virtus.com.

3-Q	10-18